Principal Accounting Policies (Schedule of Unobservable Short-term Investments And Long-term Investments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Short-term Investments	¥ 859,211	$ 124,967	¥ 3,084,634
Long-term Investments	1,302,506	189,442	484,991
Fair Value, Inputs, Level 3 [Member]
Short-term Investments	255,237	37,123	0
Long-term Investments	844,843	122,877	0
Contingent consideration for acquisitions - short term	25,692	3,756	26,925
Contingent consideration for acquisitions - long term	¥ 10,764	$ 1,566	¥ 11,191